Other Long-Term Assets - Schedule of other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Long-term prepayments, contracts and other	$ 279	$ 269
Prepaid cost of service toll	179	199
Long-term inventory	141	137
Risk management	13	9
Other assets	612	614
Less: current portion	71	61
Other long-term assets	$ 541	$ 553